Segment reporting - Revenue by major product categories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Total	$ 14,388,187	$ 13,020,037
Shiitake
Segment Reporting Information [Line Items]
Total	8,346,344	7,972,621
Mu Er
Segment Reporting Information [Line Items]
Total	5,167,414	4,833,461
Other edible fungi and other agricultural products
Segment Reporting Information [Line Items]
Total	$ 874,429	$ 213,955